Operating profit (Tables)	12 Months Ended
Dec. 31, 2023
Operating profit
Schedule of key amounts included in operating profit

	2023 £m	2022 £m	2021 £m
Advertising and promotion[1]	2,023	2,026	1,941
Distribution costs[1]	237	237	209
Separation and admission costs	120	411	278
Restructuring costs	169	41	195

1	Reported within selling, general and administration.

Schedule of a breakdown of the restructuring costs by function

	2023 £m	2022 £m	2021 £m
Cost of sales	26	19	44
Selling, general and administration, and other operating expenses	129	25	150
Research and development	14	(3)	1
Total	169	41	195

	2023 £m	2022 £m	2021 £m
Cash	168	39	175
Non-cash	1	2	20
Total	169	41	195

Schedule of fees payable to the Company's auditor included in operating profit

		2023 £m	2022 £m	2021 £m
KPMG LLP (UK)	Audit of Group Consolidated Financial Statements	11	–	–
	Audit of the Company’s subsidiaries	5	–	–
	Audit services	16	–	–
	Other services[1]	1	–	–
Total		17	–	–
KPMG LLP (US)	Audit of Group Consolidated Financial Statements	–	14	–
	Audit services	–	14	–
	Other services[1]	–	3	–
Total		–	17	–
Deloitte LLP	Audit of Parent Company and Consolidated Financial Statements[2]	–	10	5
	Audit of the Company’s subsidiaries	–	5	6
	Audit services	–	15	11
	Other assurance services[3]	–	6	2
Total		–	21	13

1	Other services provided by KPMG relate to permissible tax compliance and advisory services £nil (2022: £2.5m), other audit-related services £1.2m (2022: £0.3m) and other services £nil (2022: £0.2m)
2	Includes (2022: £nil, 2021: £0.9m) in relation to incremental audit work performed for audit opinions issued in compliance with PCAOB auditing standards in preparation for the proposed separation of the Group from GSK.
3	Includes (2022: £3m, 2021: £2.4m) in relation to reporting accountant work performed in preparation for the proposed separation of the Group from GSK.